Discontinued Operations - Statements of Operation By Disposal Group (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations, net of income taxes	$ 7,867	$ 5,778	$ (5,345)
Disposed of by Sale | Cab structures
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	93,150	120,310	111,223
Cost of revenues	101,826	110,871	107,943
Gross profit	(8,676)	9,439	3,280
Selling, general and administrative expenses	0	0	1,407
Operating income (loss)	(8,676)	9,439	1,873
Income (loss) before provision for income taxes	(8,676)	9,439	1,873
Provision (benefit) for income taxes of discontinued operations	0	2,313	0
Earnings (loss) from discontinued operations - before gain (loss) on sale of discontinued operations	(8,676)	7,126	1,873
Gain (loss) on disposition of discontinued operations, net of income taxes	28,754	0	0
Net income from discontinued operations, net of income taxes	20,078	7,126	1,873
Held-for-Sale | Industrial Automation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	16,468	38,900	87,747
Cost of revenues	17,220	35,707	89,549
Gross profit	(752)	3,193	(1,802)
Selling, general and administrative expenses	3,355	4,445	4,748
Operating income (loss)	(4,107)	(1,252)	(6,550)
Interest expense	248	443	668
Income (loss) before provision for income taxes	(4,355)	(1,695)	(7,218)
Provision (benefit) for income taxes of discontinued operations	0	(347)	0
Earnings (loss) from discontinued operations - before gain (loss) on sale of discontinued operations	(4,355)	(1,348)	(7,218)
Gain (loss) on disposition of discontinued operations, net of income taxes	(7,856)	0	0
Net income from discontinued operations, net of income taxes	$ (12,211)	$ (1,348)	$ (7,218)